Notes Payable (Details) - Schedule of long-term Notes Payable - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Debt Instrument [Line Items]
Total Notes Payable	$ 4,498,467	$ 3,306,738	$ 974,562
Less: Unamortized original issue discounts	109,408	242,529	17,500
Current Portion of Notes Payable	3,795,339	2,815,231	552,055
Long-term Portion of Notes Payable	382,144	248,978	405,007
Notes Payable [Member]
Debt Instrument [Line Items]
Total Notes Payable	174,900	207,058	237,039
Notes Payable One [Member]
Debt Instrument [Line Items]
Total Notes Payable			348,456
Notes Payable Two [Member]
Debt Instrument [Line Items]
Total Notes Payable		269,432
Notes Payable Three [Member]
Debt Instrument [Line Items]
Total Notes Payable	83,213	158,745
Notes Payable Four [Member]
Debt Instrument [Line Items]
Total Notes Payable	59,250	1,294,198
Notes Payable Five [Member]
Debt Instrument [Line Items]
Total Notes Payable	1,128,642	540,000
Notes Payable Six [Member]
Debt Instrument [Line Items]
Total Notes Payable	200,000	400,500
Notes Payable Seven [Member]
Debt Instrument [Line Items]
Total Notes Payable	450,000	150,000	150,000
Notes Payable Eight [Member]
Debt Instrument [Line Items]
Total Notes Payable	843,750	179,512	208,051
Notes Payable Nine [Member]
Debt Instrument [Line Items]
Total Notes Payable	$ 291,917	25,771	31,016
Note Payable Ten [Member]
Debt Instrument [Line Items]
Total Notes Payable		51,826
Note Payable Eleven [Member]
Debt Instrument [Line Items]
Total Notes Payable		$ 29,696